PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of
	March 31, 2023	September 30, 2023	September 30, 2023
	HKD	HKD	USD
	(Audited)
Office equipment, at cost	$156,202	$156,202	$20,026
Less: accumulated depreciation	(85,521)	(101,141)	(12,967)

Property and equipment, net	$70,681	$55,061	$7,059

Property and equipment consisted of the following:

	As of March 31,
	2022	2023	2023
	HKD	HKD	USD

Office equipment, at cost	$149,702	$156,202	$20,026
Less: accumulated depreciation	(54,466)	(85,521)	(10,964)

Property and equipment, net	$95,236	$70,681	$9,062